Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information
Segment Information

25 Segment information

The Company operates in a single operating segment, being the biopharmaceutical segment.

Geographical information

Revenues by geographical area are detailed as follows:

	Years ended December 31,
	2019	2018	2017
	$	$	$
Ireland	74	24,910	—
United States	—	1,416	452
China	—	275	262
Denmark	413	—	—
British Virgin Islands	—	280	206
Other	45	—	3
	532	26,881	923

Revenues have been allocated to geographic regions based on the country of residence of the Company’s external customers or licensees.

Non-current assets include restricted cash equivalents, right of use assets, property, plant and equipment, identifiable intangible assets and goodwill and are detailed by geographical area as follows:

	December 31,
	2019	2017
	$	$
Germany	8,969	8,599
United States	101	153
Canada	1	3
	9,071	8,755

Major customers representing 10% or more of the Company’s revenues in each of the last three years are as follows:

	Years ended December 31,
	2019	2018	2017
	$	$	$
Company 1	74	26,127	—
Company 2	458	—	—
Company 3	—	275	262
Company 4	—	—	323
Company 5	—	—	129
Company 6	—	280	206